Significant Accounting Policies - Additional Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of Significant Accounting Policies [Line Items]
Finance costs	[1]	$ (86,441,000)		$ (91,294,000)		$ (19,232,000)
(Loss)/profit after tax for the year		1,470,611,000		(3,315,623,000)	[1]	(393,500,000)	[1]
Borrowings				617,789,000
Share-based payments	[2]	196,167,000		291,633,000		178,234,000
Selling, general and administrative expense	[1]	1,480,968,000		1,351,483,000		889,421,000
loss after tax		(1,470,611,000)		3,315,623,000	[1]	393,500,000	[1]
Other reserves (1)		59,520,000	[2]	467,565,000	[2]	369,275,000
Accumulated losses (1)		$ (2,386,802,000)	[2]	(4,013,120,000)	[2]	(845,947,000)
Promotional incentives remittance period after transactions		2 months
Intangible assets with indefinite useful lives		$ 0
Leases of low-value asset leases and short term leases using recognition exemption		The standard includes two recognition exemptions: “low value” asset leases and short-term leases (the Group uses this exemption for all leases with a term of twelve months or less). In such cases, lease payments are recognized as an expense on a straight-line basis over the lease term
Restricted cash		$ 2,300,000
Bottom of Range
Disclosure of Significant Accounting Policies [Line Items]
Budgets and forecast calculations period		5 years
Top of Range
Disclosure of Significant Accounting Policies [Line Items]
Budgets and forecast calculations period		8 years
Palm Angels
Disclosure of Significant Accounting Policies [Line Items]
Percent of ordinary share acquired		60.00%
Interest Expense Adjustment
Disclosure of Significant Accounting Policies [Line Items]
Interest expense				17,400,000
Finance costs				17,448,000
(Loss)/profit after tax for the year				$ 17,448,000
basic and diluted loss per share				$ 0.06
Borrowings				$ (17,448,000)
loss after tax				(17,448,000)
Accumulated losses (1)				17,448,000
Share Based Payment Expense Adjustment
Disclosure of Significant Accounting Policies [Line Items]
(Loss)/profit after tax for the year						$ (19,812,000)
basic and diluted loss per share						$ 0.06
Share-based payments						$ 19,800,000
Selling, general and administrative expense						19,812,000
loss after tax						19,812,000
Other reserves (1)				19,812,000		19,812,000
Accumulated losses (1)				$ (19,812,000)		$ (19,812,000)

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.